Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	25,385,978,807
American depositary shares
Trading Symbol	MFG
Security 12(b) Title	American depositary shares, each of which represents two shares of common stock
Security Exchange Name	NYSE
Common Stock
Security 12(b) Title	Common Stock, without par value
No Trading Symbol Flag	true